INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Par value per share (in dollars per share)	$ 0.02	$ 0.02
Number of shares outstanding (in shares)	531,846,000	531,846,000